Fees and Expenses - Prospectus Summary	Nov. 30, 2025 USD ($)
Lord Abbett Multi-Asset Balanced Opportunity Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	FEES AND EXPENSES
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $100,000 in the Lord Abbett Family of Funds. More information about these and other discounts is available from your financial intermediary and in “Sales Charge Reductions and Waivers” on page 292 of the prospectus, Appendix A to the prospectus, titled “Intermediary-Specific Sales Charge Reductions and Waivers,” and “Purchases, Redemptions, Pricing, and Payments to Dealers” on page 9-1 of Part II of the statement of additional information (“SAI”).

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $100,000 in the Lord Abbett Family of Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 100,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Prospectus Summary - Lord Abbett Multi-Asset Balanced Opportunity Fund		Class A Shares		Class C Shares		Class F Shares	Class F3 Shares	Class I Shares	Class P Shares	Class R2 Shares	Class R3 Shares	Class R4 Shares	Class R5 Shares	Class R6 Shares
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	[1]	2.25%		0.00%		0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	[1]	0.00%	[2]	1.00%	[3]	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
[1]

A shareholder transacting in share classes without a front-end sales charge may be required to pay a commission to its financial intermediary. Please contact your financial intermediary for more information about whether such a commission may apply to your transaction.

[2]

A contingent deferred sales charge (“CDSC”) of 1.00% may be assessed on certain Class A shares purchased or acquired without a sales charge if they are redeemed before the first day of the month in which the one-year anniversary of the purchase falls.

[3]	A CDSC of 1.00% may be assessed on Class C shares if they are redeemed before the first anniversary of their purchase.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - Lord Abbett Multi-Asset Balanced Opportunity Fund		Class A Shares	Class C Shares	Class F Shares	Class F3 Shares	Class I Shares	Class P Shares	Class R2 Shares	Class R3 Shares	Class R4 Shares	Class R5 Shares	Class R6 Shares
Management Fees (as a percentage of Assets)		0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution and Service (12b-1) Fees		0.25%	1.00%	0.10%	0.00%	0.00%	0.45%	0.60%	0.50%	0.25%	0.00%	0.00%
Other Expenses (as a percentage of Assets):		0.15%	0.15%	0.15%	0.08%	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%	0.08%
Acquired Fund Fees and Expenses	[1]	0.81%	0.81%	0.81%	0.81%	0.81%	0.81%	0.81%	0.81%	0.81%	0.81%	0.81%
Expenses (as a percentage of Assets)		1.31%	2.06%	1.16%	0.99%	1.06%	1.51%	1.66%	1.56%	1.31%	1.06%	0.99%
[1]

Acquired Fund Fees and Expenses include fees and expenses incurred indirectly by the Fund as a result of investments in other investment companies, including business development companies. Because acquired fund fees and expenses are not borne directly by the Fund, they are not reflected in the expense information in the Fund’s financial statements and the information presented in the table will differ from that presented in the Fund’s financial highlights. Acquired Fund Fees and Expenses may include an incentive allocation or other fee based on income, capital gains and/or appreciation (a “performance fee”) payable to the underlying fund’s adviser or its affiliates, including affiliates of Lord Abbett. Acquired Fund Fees and Expenses are based on historic fees and expenses; and future Acquired Fund Fees and Expenses may be substantially higher or lower because certain fees are based on the performance of the underlying funds, which may fluctuate over time.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Class C shares automatically convert to Class A shares after eight years. The expense example for Class C shares for the ten-year period reflects the conversion to Class A shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	If Shares Are Redeemed
Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - Lord Abbett Multi-Asset Balanced Opportunity Fund - USD ($)	Class A Shares	Class C Shares	Class F Shares	Class F3 Shares	Class I Shares	Class P Shares	Class R2 Shares	Class R3 Shares	Class R4 Shares	Class R5 Shares	Class R6 Shares
Expense Example, with Redemption, 1 Year	$ 355	$ 309	$ 118	$ 101	$ 108	$ 154	$ 169	$ 159	$ 133	$ 108	$ 101
Expense Example, with Redemption, 3 Years	631	646	368	315	337	477	523	493	415	337	315
Expense Example, with Redemption, 5 Years	927	1,108	638	547	585	824	902	850	718	585	547
Expense Example, with Redemption, 10 Years	$ 1,768	$ 2,197	$ 1,409	$ 1,213	$ 1,294	$ 1,802	$ 1,965	$ 1,856	$ 1,579	$ 1,294	$ 1,213

Expense Example, No Redemption, By Year, Caption [Text]	If Shares Are Not Redeemed
Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - Lord Abbett Multi-Asset Balanced Opportunity Fund - USD ($)	Class A Shares	Class C Shares	Class F Shares	Class F3 Shares	Class I Shares	Class P Shares	Class R2 Shares	Class R3 Shares	Class R4 Shares	Class R5 Shares	Class R6 Shares
Expense Example, No Redemption, 1 Year	$ 355	$ 209	$ 118	$ 101	$ 108	$ 154	$ 169	$ 159	$ 133	$ 108	$ 101
Expense Example, No Redemption, 3 Years	631	646	368	315	337	477	523	493	415	337	315
Expense Example, No Redemption, 5 Years	927	1,108	638	547	585	824	902	850	718	585	547
Expense Example, No Redemption, 10 Years	$ 1,768	$ 2,197	$ 1,409	$ 1,213	$ 1,294	$ 1,802	$ 1,965	$ 1,856	$ 1,579	$ 1,294	$ 1,213

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 31% of the average value of its portfolio.
Portfolio Turnover, Rate	31.00%
Lord Abbett Multi-Asset Income Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	FEES AND EXPENSES
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $100,000 in the Lord Abbett Family of Funds. More information about these and other discounts is available from your financial intermediary and in “Sales Charge Reductions and Waivers” on page 292 of the prospectus, Appendix A to the prospectus, titled “Intermediary-Specific Sales Charge Reductions and Waivers,” and “Purchases, Redemptions, Pricing, and Payments to Dealers” on page 9-1 of Part II of the statement of additional information (“SAI”).

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $100,000 in the Lord Abbett Family of Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 100,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Prospectus Summary - Lord Abbett Multi-Asset Income Fund		Class A Shares		Class C Shares		Class F Shares	Class F3 Shares	Class I Shares	Class P	Class R2 Shares	Class R3 Shares	Class R4 Shares	Class R5 Shares	Class R6 Shares
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	[1]	2.25%		0.00%		0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	[1]	0.00%	[2]	1.00%	[3]	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
[1]

A shareholder transacting in share classes without a front-end sales charge may be required to pay a commission to its financial intermediary. Please contact your financial intermediary for more information about whether such a commission may apply to your transaction.

[2]

A contingent deferred sales charge (“CDSC”) of 1.00% may be assessed on certain Class A shares purchased or acquired without a sales charge if they are redeemed before the first day of the month in which the one-year anniversary of the purchase falls.

[3]	A CDSC of 1.00% may be assessed on Class C shares if they are redeemed before the first anniversary of their purchase.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - Lord Abbett Multi-Asset Income Fund		Class A Shares	Class C Shares	Class F Shares	Class F3 Shares	Class I Shares	Class P	Class R2 Shares	Class R3 Shares	Class R4 Shares	Class R5 Shares	Class R6 Shares
Management Fees (as a percentage of Assets)		0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution and Service (12b-1) Fees		0.25%	1.00%	0.10%	0.00%	0.00%	0.45%	0.60%	0.50%	0.25%	0.00%	0.00%
Other Expenses (as a percentage of Assets):		0.15%	0.15%	0.15%	0.09%	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%	0.09%
Acquired Fund Fees and Expenses	[1]	0.78%	0.78%	0.78%	0.78%	0.78%	0.78%	0.78%	0.78%	0.78%	0.78%	0.78%
Expenses (as a percentage of Assets)		1.28%	2.03%	1.13%	0.97%	1.03%	1.48%	1.63%	1.53%	1.28%	1.03%	0.97%
[1]

Acquired Fund Fees and Expenses include fees and expenses incurred indirectly by the Fund as a result of investments in other investment companies, including business development companies. Because acquired fund fees and expenses are not borne directly by the Fund, they are not reflected in the expense information in the Fund’s financial statements and the information presented in the table will differ from that presented in the Fund’s financial highlights. Acquired Fund Fees and Expenses may include an incentive allocation or other fee based on income, capital gains and/or appreciation (a “performance fee”) payable to the underlying fund’s adviser or its affiliates, including affiliates of Lord Abbett. Acquired Fund Fees and Expenses are based on historic fees and expenses; and future Acquired Fund Fees and Expenses may be substantially higher or lower because certain fees are based on the performance of the underlying funds, which may fluctuate over time.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Class C shares automatically convert to Class A shares after eight years. The expense example for Class C shares for the ten-year period reflects the conversion to Class A shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	If Shares Are Redeemed
Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - Lord Abbett Multi-Asset Income Fund - USD ($)	Class A Shares	Class C Shares	Class F Shares	Class F3 Shares	Class I Shares	Class R2 Shares	Class R3 Shares	Class R4 Shares	Class R5 Shares	Class R6 Shares
Expense Example, with Redemption, 1 Year	$ 352	$ 306	$ 115	$ 99	$ 105	$ 166	$ 156	$ 130	$ 105	$ 99
Expense Example, with Redemption, 3 Years	622	637	359	309	328	514	483	406	328	309
Expense Example, with Redemption, 5 Years	911	1,093	622	536	569	887	834	702	569	536
Expense Example, with Redemption, 10 Years	$ 1,735	$ 2,166	$ 1,375	$ 1,190	$ 1,259	$ 1,933	$ 1,824	$ 1,545	$ 1,259	$ 1,190

Expense Example, No Redemption, By Year, Caption [Text]	If Shares Are Not Redeemed
Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - Lord Abbett Multi-Asset Income Fund - USD ($)	Class A Shares	Class C Shares	Class F Shares	Class F3 Shares	Class I Shares	Class R2 Shares	Class R3 Shares	Class R4 Shares	Class R5 Shares	Class R6 Shares
Expense Example, No Redemption, 1 Year	$ 352	$ 206	$ 115	$ 99	$ 105	$ 166	$ 156	$ 130	$ 105	$ 99
Expense Example, No Redemption, 3 Years	622	637	359	309	328	514	483	406	328	309
Expense Example, No Redemption, 5 Years	911	1,093	622	536	569	887	834	702	569	536
Expense Example, No Redemption, 10 Years	$ 1,735	$ 2,166	$ 1,375	$ 1,190	$ 1,259	$ 1,933	$ 1,824	$ 1,545	$ 1,259	$ 1,190

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 27% of the average value of its portfolio.
Portfolio Turnover, Rate	27.00%
Lord Abbett Convertible Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	FEES AND EXPENSES
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $100,000 in the Lord Abbett Family of Funds. More information about these and other discounts is available from your financial intermediary and in “Sales Charge Reductions and Waivers” on page 292 of the prospectus, Appendix A to the prospectus, titled “Intermediary-Specific Sales Charge Reductions and Waivers,” and “Purchases, Redemptions, Pricing, and Payments to Dealers” on page 9-1 of Part II of the statement of additional information (“SAI”).

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $100,000 in the Lord Abbett Family of Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 100,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Prospectus Summary - Lord Abbett Convertible Fund		Class A Shares		Class C Shares		Class F Shares	Class F3 Shares	Class I Shares	Class P Shares	Class R2 Shares	Class R3 Shares	Class R4 Shares	Class R5 Shares	Class R6 Shares
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	[1]	2.25%		0.00%		0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	[1]	0.00%	[2]	1.00%	[3]	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
[1]

A shareholder transacting in share classes without a front-end sales charge may be required to pay a commission to its financial intermediary. Please contact your financial intermediary for more information about whether such a commission may apply to your transaction.

[2]

A contingent deferred sales charge (“CDSC”) of 1.00% may be assessed on certain Class A shares purchased or acquired without a sales charge if they are redeemed before the first day of the month in which the one-year anniversary of the purchase falls.

[3]	A CDSC of 1.00% may be assessed on Class C shares if they are redeemed before the first anniversary of their purchase.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - Lord Abbett Convertible Fund	Class A Shares	Class C Shares		Class F Shares	Class F3 Shares	Class I Shares	Class P Shares	Class R2 Shares	Class R3 Shares	Class R4 Shares	Class R5 Shares	Class R6 Shares
Management Fees (as a percentage of Assets)	0.70%	0.70%		0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
Distribution and Service (12b-1) Fees	0.20%	0.81%	[1]	0.10%	0.00%	0.00%	0.45%	0.60%	0.50%	0.25%	0.00%	0.00%
Other Expenses (as a percentage of Assets):	0.20%	0.20%		0.20%	0.12%	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%	0.12%
Expenses (as a percentage of Assets)	1.10%	1.71%		1.00%	0.82%	0.90%	1.35%	1.50%	1.40%	1.15%	0.90%	0.82%
[1]

The 12b-1 fee the Fund will pay on Class C shares will be a blended rate calculated based on (i) 1.00% of the Fund’s average daily net assets attributable to shares held for less than one year and (ii) 0.80% of the Fund’s average daily net assets attributable to shares held for one year or more. All Class C shareholders of the Fund will bear 12b-1 fees at the same rate.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Class C shares automatically convert to Class A shares after eight years. The expense example for Class C shares for the ten-year period reflects the conversion to Class A shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	If Shares Are Redeemed
Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - Lord Abbett Convertible Fund - USD ($)	Class A Shares	Class C Shares	Class F Shares	Class F3 Shares	Class I Shares	Class P Shares	Class R2 Shares	Class R3 Shares	Class R4 Shares	Class R5 Shares	Class R6 Shares
Expense Example, with Redemption, 1 Year	$ 335	$ 274	$ 102	$ 84	$ 92	$ 137	$ 153	$ 143	$ 117	$ 92	$ 84
Expense Example, with Redemption, 3 Years	567	539	318	262	287	428	474	443	365	287	262
Expense Example, with Redemption, 5 Years	818	928	552	455	498	739	818	766	633	498	455
Expense Example, with Redemption, 10 Years	$ 1,535	$ 1,858	$ 1,225	$ 1,014	$ 1,108	$ 1,624	$ 1,791	$ 1,680	$ 1,398	$ 1,108	$ 1,014

Expense Example, No Redemption, By Year, Caption [Text]	If Shares Are Not Redeemed
Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - Lord Abbett Convertible Fund - USD ($)	Class A Shares	Class C Shares	Class F Shares	Class F3 Shares	Class I Shares	Class P Shares	Class R2 Shares	Class R3 Shares	Class R4 Shares	Class R5 Shares	Class R6 Shares
Expense Example, No Redemption, 1 Year	$ 335	$ 174	$ 102	$ 84	$ 92	$ 137	$ 153	$ 143	$ 117	$ 92	$ 84
Expense Example, No Redemption, 3 Years	567	539	318	262	287	428	474	443	365	287	262
Expense Example, No Redemption, 5 Years	818	928	552	455	498	739	818	766	633	498	455
Expense Example, No Redemption, 10 Years	$ 1,535	$ 1,858	$ 1,225	$ 1,014	$ 1,108	$ 1,624	$ 1,791	$ 1,680	$ 1,398	$ 1,108	$ 1,014

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 151% of the average value of its portfolio.
Portfolio Turnover, Rate	151.00%
Lord Abbett Core Fixed Income Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	FEES AND EXPENSES
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $100,000 in the Lord Abbett Family of Funds. More information about these and other discounts is available from your financial intermediary and in “Sales Charge Reductions and Waivers” on page 292 of the prospectus, Appendix A to the prospectus, titled “Intermediary-Specific Sales Charge Reductions and Waivers,” and “Purchases, Redemptions, Pricing, and Payments to Dealers” on page 9-1 of Part II of the statement of additional information (“SAI”).

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $100,000 in the Lord Abbett Family of Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 100,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Prospectus Summary - Lord Abbett Core Fixed Income Fund		Class A Shares		Class C Shares		Class F Shares	Class F3 Shares	Class I Shares	Class P Shares	Class R2 Shares	Class R3 Shares	Class R4 Shares	Class R5 Shares	Class R6 Shares
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	[1]	2.25%		0.00%		0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	[1]	0.00%	[2]	1.00%	[3]	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
[1]

A shareholder transacting in share classes without a front-end sales charge may be required to pay a commission to its financial intermediary. Please contact your financial intermediary for more information about whether such a commission may apply to your transaction.

[2]

A contingent deferred sales charge (“CDSC”) of 1.00% may be assessed on certain Class A shares purchased or acquired without a sales charge if they are redeemed before the first day of the month in which the one-year anniversary of the purchase falls.

[3]	A CDSC of 1.00% may be assessed on Class C shares if they are redeemed before the first anniversary of their purchase.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - Lord Abbett Core Fixed Income Fund	Class A Shares	Class C Shares		Class F Shares	Class F3 Shares	Class I Shares		Class P Shares	Class R2 Shares	Class R3 Shares	Class R4 Shares	Class R5 Shares	Class R6 Shares
Management Fees (as a percentage of Assets)	0.21%	0.21%		0.21%	0.21%	0.21%		0.21%	0.21%	0.21%	0.21%	0.21%	0.21%
Distribution and Service (12b-1) Fees	0.20%	0.87%	[1]	0.10%	0.00%	0.00%		0.45%	0.60%	0.50%	0.25%	0.00%	0.00%
Other Expenses (as a percentage of Assets):	0.14%	0.14%		0.14%	0.08%	0.14%		0.14%	0.14%	0.14%	0.14%	0.14%	0.08%
Expenses (as a percentage of Assets)	0.55%	1.22%		0.45%	0.29%	0.35%		0.80%	0.95%	0.85%	0.60%	0.35%	0.29%
Fee Waiver or Reimbursement	0.00%	0.00%		0.00%	0.00%	(0.04%)	[2]	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Net Expenses (as a percentage of Assets)	0.55%	1.22%		0.45%	0.29%	0.31%		0.80%	0.95%	0.85%	0.60%	0.35%	0.29%
Fee Waiver or Reimbursement over Assets, Date of Termination						March 31, 2027
[1]

The 12b-1 fee the Fund will pay on Class C shares will be a blended rate calculated based on (i) 1.00% of the Fund’s average daily net assets attributable to shares held for less than one year and (ii) 0.80% of the Fund’s average daily net assets attributable to shares held for one year or more. All Class C shareholders of the Fund will bear 12b-1 fees at the same rate.

[2]

For the period from April 1, 2026 through March 31, 2027, Lord, Abbett & Co. LLC (“Lord Abbett”) has contractually agreed to waive the Fund’s Class I shareholder servicing expenses at the annual rate of 0.04% of the Fund’s average daily net assets. This agreement may be terminated only by the Fund’s Board of Trustees.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, giving effect to the fee waiver and expense reimbursement arrangement described above. Class C shares automatically convert to Class A shares after eight years. The expense example for Class C shares for the ten-year period reflects the conversion to Class A shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	If Shares Are Redeemed
Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - Lord Abbett Core Fixed Income Fund - USD ($)	Class A Shares	Class C Shares	Class F Shares	Class F3 Shares	Class I Shares	Class P Shares	Class R2 Shares	Class R3 Shares	Class R4 Shares	Class R5 Shares	Class R6 Shares
Expense Example, with Redemption, 1 Year	$ 280	$ 224	$ 46	$ 30	$ 32	$ 82	$ 97	$ 87	$ 61	$ 36	$ 30
Expense Example, with Redemption, 3 Years	397	387	144	93	108	255	303	271	192	113	93
Expense Example, with Redemption, 5 Years	525	670	252	163	192	444	525	471	335	197	163
Expense Example, with Redemption, 10 Years	$ 899	$ 1,291	$ 567	$ 368	$ 439	$ 990	$ 1,166	$ 1,049	$ 750	$ 443	$ 368

Expense Example, No Redemption, By Year, Caption [Text]	If Shares Are Not Redeemed
Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - Lord Abbett Core Fixed Income Fund - USD ($)	Class A Shares	Class C Shares	Class F Shares	Class F3 Shares	Class I Shares	Class P Shares	Class R2 Shares	Class R3 Shares	Class R4 Shares	Class R5 Shares	Class R6 Shares
Expense Example, No Redemption, 1 Year	$ 280	$ 124	$ 46	$ 30	$ 32	$ 82	$ 97	$ 87	$ 61	$ 36	$ 30
Expense Example, No Redemption, 3 Years	397	387	144	93	108	255	303	271	192	113	93
Expense Example, No Redemption, 5 Years	525	670	252	163	192	444	525	471	335	197	163
Expense Example, No Redemption, 10 Years	$ 899	$ 1,291	$ 567	$ 368	$ 439	$ 990	$ 1,166	$ 1,049	$ 750	$ 443	$ 368

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 453% of the average value of its portfolio.
Portfolio Turnover, Rate	453.00%
Lord Abbett Core Plus Bond Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	FEES AND EXPENSES
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $100,000 in the Lord Abbett Family of Funds. More information about these and other discounts is available from your financial intermediary and in “Sales Charge Reductions and Waivers” on page 292 of the prospectus, Appendix A to the prospectus, titled “Intermediary-Specific Sales Charge Reductions and Waivers,” and “Purchases, Redemptions, Pricing, and Payments to Dealers” on page 9-1 of Part II of the statement of additional information (“SAI”).

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $100,000 in the Lord Abbett Family of Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 100,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Prospectus Summary - Lord Abbett Core Plus Bond Fund		Class A Shares		Class C Shares		Class F Shares	Class F3 Shares	Class I Shares	Class R2 Shares	Class R3 Shares	Class R4 Shares	Class R5 Shares	Class R6 Shares
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	[1]	2.25%		0.00%		0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	[1]	0.00%	[2]	1.00%	[3]	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
[1]

A shareholder transacting in share classes without a front-end sales charge may be required to pay a commission to its financial intermediary. Please contact your financial intermediary for more information about whether such a commission may apply to your transaction.

[2]

A contingent deferred sales charge (“CDSC”) of 1.00% may be assessed on certain Class A shares purchased or acquired without a sales charge if they are redeemed before the first day of the month in which the one-year anniversary of the purchase falls.

[3]	A CDSC of 1.00% may be assessed on Class C shares if they are redeemed before the first anniversary of their purchase.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - Lord Abbett Core Plus Bond Fund	Class A Shares	Class C Shares		Class F Shares	Class F3 Shares	Class I Shares	Class R2 Shares	Class R3 Shares	Class R4 Shares	Class R5 Shares	Class R6 Shares
Management Fees (as a percentage of Assets)	0.28%	0.28%		0.28%	0.28%	0.28%	0.28%	0.28%	0.28%	0.28%	0.28%
Distribution and Service (12b-1) Fees	0.20%	0.89%	[1]	0.10%	0.00%	0.00%	0.60%	0.50%	0.25%	0.00%	0.00%
Other Expenses (as a percentage of Assets):	0.17%	0.17%		0.17%	0.08%	0.17%	0.17%	0.17%	0.17%	0.17%	0.08%
Expenses (as a percentage of Assets)	0.65%	1.34%		0.55%	0.36%	0.45%	1.05%	0.95%	0.70%	0.45%	0.36%
[1]

The 12b-1 fee the Fund will pay on Class C shares will be a blended rate calculated based on (i) 1.00% of the Fund’s average daily net assets attributable to shares held for less than one year and (ii) 0.80% of the Fund’s average daily net assets attributable to shares held for one year or more. All Class C shareholders of the Fund will bear 12b-1 fees at the same rate.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Class C shares automatically convert to Class A shares after eight years. The expense example for Class C shares for the ten-year period reflects the conversion to Class A shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	If Shares Are Redeemed
Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - Lord Abbett Core Plus Bond Fund - USD ($)	Class A Shares	Class C Shares	Class F Shares	Class F3 Shares	Class I Shares	Class R2 Shares	Class R3 Shares	Class R4 Shares	Class R5 Shares	Class R6 Shares
Expense Example, with Redemption, 1 Year	$ 290	$ 236	$ 56	$ 37	$ 46	$ 107	$ 97	$ 72	$ 46	$ 37
Expense Example, with Redemption, 3 Years	428	425	176	116	144	334	303	224	144	116
Expense Example, with Redemption, 5 Years	579	734	307	202	252	579	525	390	252	202
Expense Example, with Redemption, 10 Years	$ 1,017	$ 1,423	$ 689	$ 456	$ 567	$ 1,283	$ 1,166	$ 871	$ 567	$ 456

Expense Example, No Redemption, By Year, Caption [Text]	If Shares Are Not Redeemed
Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - Lord Abbett Core Plus Bond Fund - USD ($)	Class A Shares	Class C Shares	Class F Shares	Class F3 Shares	Class I Shares	Class R2 Shares	Class R3 Shares	Class R4 Shares	Class R5 Shares	Class R6 Shares
Expense Example, No Redemption, 1 Year	$ 290	$ 136	$ 56	$ 37	$ 46	$ 107	$ 97	$ 72	$ 46	$ 37
Expense Example, No Redemption, 3 Years	428	425	176	116	144	334	303	224	144	116
Expense Example, No Redemption, 5 Years	579	734	307	202	252	579	525	390	252	202
Expense Example, No Redemption, 10 Years	$ 1,017	$ 1,423	$ 689	$ 456	$ 567	$ 1,283	$ 1,166	$ 871	$ 567	$ 456

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 448% of the average value of its portfolio.
Portfolio Turnover, Rate	448.00%
Lord Abbett Floating Rate Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	FEES AND EXPENSES
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $100,000 in the Lord Abbett Family of Funds. More information about these and other discounts is available from your financial intermediary and in “Sales Charge Reductions and Waivers” on page 292 of the prospectus, Appendix A to the prospectus, titled “Intermediary-Specific Sales Charge Reductions and Waivers,” and “Purchases, Redemptions, Pricing, and Payments to Dealers” on page 9-1 of Part II of the statement of additional information (“SAI”).

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $100,000 in the Lord Abbett Family of Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 100,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Prospectus Summary - Lord Abbett Floating Rate Fund		Class A Shares		Class C Shares		Class F Shares	Class F3 Shares	Class I Shares	Class R2 Shares	Class R3 Shares	Class R4 Shares	Class R5 Shares	Class R6 Shares
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	[1]	2.25%		0.00%		0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	[1]	0.00%	[2]	1.00%	[3]	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
[1]

A shareholder transacting in share classes without a front-end sales charge may be required to pay a commission to its financial intermediary. Please contact your financial intermediary for more information about whether such a commission may apply to your transaction.

[2]

A contingent deferred sales charge (“CDSC”) of 1.00% may be assessed on certain Class A shares purchased or acquired without a sales charge if they are redeemed before the first day of the month in which the one-year anniversary of the purchase falls.

[3]	A CDSC of 1.00% may be assessed on Class C shares if they are redeemed before the first anniversary of their purchase.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - Lord Abbett Floating Rate Fund	Class A Shares	Class C Shares		Class F Shares	Class F3 Shares	Class I Shares	Class R2 Shares	Class R3 Shares	Class R4 Shares	Class R5 Shares	Class R6 Shares
Management Fees (as a percentage of Assets)	0.46%	0.46%		0.46%	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%
Distribution and Service (12b-1) Fees	0.20%	0.82%	[1]	0.10%	0.00%	0.00%	0.60%	0.50%	0.25%	0.00%	0.00%
Other Expenses (as a percentage of Assets):	0.15%	0.15%		0.15%	0.08%	0.15%	0.15%	0.15%	0.15%	0.15%	0.08%
Expenses (as a percentage of Assets)	0.81%	1.43%		0.71%	0.54%	0.61%	1.21%	1.11%	0.86%	0.61%	0.54%
[1]

The 12b-1 fee the Fund will pay on Class C shares will be a blended rate calculated based on (i) 1.00% of the Fund’s average daily net assets attributable to shares held for less than one year and (ii) 0.80% of the Fund’s average daily net assets attributable to shares held for one year or more. All Class C shareholders of the Fund will bear 12b-1 fees at the same rate.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Class C shares automatically convert to Class A shares after eight years. The expense example for Class C shares for the ten-year period reflects the conversion to Class A shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	If Shares Are Redeemed
Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - Lord Abbett Floating Rate Fund - USD ($)	Class A Shares	Class C Shares	Class F Shares	Class F3 Shares	Class I Shares	Class R2 Shares	Class R3 Shares	Class R4 Shares	Class R5 Shares	Class R6 Shares
Expense Example, with Redemption, 1 Year	$ 306	$ 246	$ 73	$ 55	$ 62	$ 123	$ 113	$ 88	$ 62	$ 55
Expense Example, with Redemption, 3 Years	478	452	227	173	195	384	353	274	195	173
Expense Example, with Redemption, 5 Years	665	782	395	302	340	665	612	477	340	302
Expense Example, with Redemption, 10 Years	$ 1,204	$ 1,544	$ 883	$ 677	$ 762	$ 1,466	$ 1,352	$ 1,061	$ 762	$ 677

Expense Example, No Redemption, By Year, Caption [Text]	If Shares Are Not Redeemed
Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - Lord Abbett Floating Rate Fund - USD ($)	Class A Shares	Class C Shares	Class F Shares	Class F3 Shares	Class I Shares	Class R2 Shares	Class R3 Shares	Class R4 Shares	Class R5 Shares	Class R6 Shares
Expense Example, No Redemption, 1 Year	$ 306	$ 146	$ 73	$ 55	$ 62	$ 123	$ 113	$ 88	$ 62	$ 55
Expense Example, No Redemption, 3 Years	478	452	227	173	195	384	353	274	195	173
Expense Example, No Redemption, 5 Years	665	782	395	302	340	665	612	477	340	302
Expense Example, No Redemption, 10 Years	$ 1,204	$ 1,544	$ 883	$ 677	$ 762	$ 1,466	$ 1,352	$ 1,061	$ 762	$ 677

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 83% of the average value of its portfolio.
Portfolio Turnover, Rate	83.00%
Lord Abbett High Yield Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	FEES AND EXPENSES
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $100,000 in the Lord Abbett Family of Funds. More information about these and other discounts is available from your financial intermediary and in “Sales Charge Reductions and Waivers” on page 292 of the prospectus, Appendix A to the prospectus, titled “Intermediary-Specific Sales Charge Reductions and Waivers,” and “Purchases, Redemptions, Pricing, and Payments to Dealers” on page 9-1 of Part II of the statement of additional information (“SAI”).

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $100,000 in the Lord Abbett Family of Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 100,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Prospectus Summary - Lord Abbett High Yield Fund		Class A Shares		Class C Shares		Class F Shares	Class F3 Shares	Class I Shares	Class P Shares	Class R2 Shares	Class R3 Shares	Class R4 Shares	Class R5 Shares	Class R6 Shares
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	[1]	2.25%		0.00%		0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	[1]	0.00%	[2]	1.00%	[3]	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
[1]

A shareholder transacting in share classes without a front-end sales charge may be required to pay a commission to its financial intermediary. Please contact your financial intermediary for more information about whether such a commission may apply to your transaction.

[2]

A contingent deferred sales charge (“CDSC”) of 1.00% may be assessed on certain Class A shares purchased or acquired without a sales charge if they are redeemed before the first day of the month in which the one-year anniversary of the purchase falls.

[3]	A CDSC of 1.00% may be assessed on Class C shares if they are redeemed before the first anniversary of their purchase.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - Lord Abbett High Yield Fund	Class A Shares	Class C Shares		Class F Shares	Class F3 Shares	Class I Shares	Class P Shares	Class R2 Shares	Class R3 Shares	Class R4 Shares	Class R5 Shares	Class R6 Shares
Management Fees (as a percentage of Assets)	0.54%	0.54%		0.54%	0.54%	0.54%	0.54%	0.54%	0.54%	0.54%	0.54%	0.54%
Distribution and Service (12b-1) Fees	0.20%	0.83%	[1]	0.10%	0.00%	0.00%	0.45%	0.60%	0.50%	0.25%	0.00%	0.00%
Other Expenses (as a percentage of Assets):	0.19%	0.19%		0.19%	0.09%	0.19%	0.19%	0.19%	0.19%	0.19%	0.19%	0.09%
Expenses (as a percentage of Assets)	0.93%	1.56%		0.83%	0.63%	0.73%	1.18%	1.33%	1.23%	0.98%	0.73%	0.63%
[1]

The 12b-1 fee the Fund will pay on Class C shares will be a blended rate calculated based on (i) 1.00% of the Fund’s average daily net assets attributable to shares held for less than one year and (ii) 0.80% of the Fund’s average daily net assets attributable to shares held for one year or more. All Class C shareholders of the Fund will bear 12b-1 fees at the same rate.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Class C shares automatically convert to Class A shares after eight years. The expense example for Class C shares for the ten-year period reflects the conversion to Class A shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	If Shares Are Redeemed
Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - Lord Abbett High Yield Fund - USD ($)	Class A Shares	Class C Shares	Class F Shares	Class F3 Shares	Class I Shares	Class P Shares	Class R2 Shares	Class R3 Shares	Class R4 Shares	Class R5 Shares	Class R6 Shares
Expense Example, with Redemption, 1 Year	$ 318	$ 259	$ 85	$ 64	$ 75	$ 120	$ 135	$ 125	$ 100	$ 75	$ 64
Expense Example, with Redemption, 3 Years	515	493	265	202	233	375	421	390	312	233	202
Expense Example, with Redemption, 5 Years	728	850	460	351	406	649	729	676	542	406	351
Expense Example, with Redemption, 10 Years	$ 1,342	$ 1,687	$ 1,025	$ 786	$ 906	$ 1,432	$ 1,601	$ 1,489	$ 1,201	$ 906	$ 786

Expense Example, No Redemption, By Year, Caption [Text]	If Shares Are Not Redeemed
Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - Lord Abbett High Yield Fund - USD ($)	Class A Shares	Class C Shares	Class F Shares	Class F3 Shares	Class I Shares	Class P Shares	Class R2 Shares	Class R3 Shares	Class R4 Shares	Class R5 Shares	Class R6 Shares
Expense Example, No Redemption, 1 Year	$ 318	$ 159	$ 85	$ 64	$ 75	$ 120	$ 135	$ 125	$ 100	$ 75	$ 64
Expense Example, No Redemption, 3 Years	515	493	265	202	233	375	421	390	312	233	202
Expense Example, No Redemption, 5 Years	728	850	460	351	406	649	729	676	542	406	351
Expense Example, No Redemption, 10 Years	$ 1,342	$ 1,687	$ 1,025	$ 786	$ 906	$ 1,432	$ 1,601	$ 1,489	$ 1,201	$ 906	$ 786

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 79% of the average value of its portfolio.
Portfolio Turnover, Rate	79.00%
Lord Abbett Income Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	FEES AND EXPENSES
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $100,000 in the Lord Abbett Family of Funds. More information about these and other discounts is available from your financial intermediary and in “Sales Charge Reductions and Waivers” on page 292 of the prospectus, Appendix A to the prospectus, titled “Intermediary-Specific Sales Charge Reductions and Waivers,” and “Purchases, Redemptions, Pricing, and Payments to Dealers” on page 9-1 of Part II of the statement of additional information (“SAI”).

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $100,000 in the Lord Abbett Family of Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 100,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Prospectus Summary - Lord Abbett Income Fund		Class A Shares		Class C Shares		Class F Shares	Class F3 Shares	Class I Shares	Class P Shares	Class R2 Shares	Class R3 Shares	Class R4 Shares	Class R5 Shares	Class R6 Shares
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	[1]	2.25%		0.00%		0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	[1]	0.00%	[2]	1.00%	[3]	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
[1]

A shareholder transacting in share classes without a front-end sales charge may be required to pay a commission to its financial intermediary. Please contact your financial intermediary for more information about whether such a commission may apply to your transaction.

[2]

A contingent deferred sales charge (“CDSC”) of 1.00% may be assessed on certain Class A shares purchased or acquired without a sales charge if they are redeemed before the first day of the month in which the one-year anniversary of the purchase falls.

[3]	A CDSC of 1.00% may be assessed on Class C shares if they are redeemed before the first anniversary of their purchase.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - Lord Abbett Income Fund	Class A Shares	Class C Shares		Class F Shares	Class F3 Shares	Class I Shares	Class P Shares	Class R2 Shares	Class R3 Shares	Class R4 Shares	Class R5 Shares	Class R6 Shares
Management Fees (as a percentage of Assets)	0.37%	0.37%		0.37%	0.37%	0.37%	0.37%	0.37%	0.37%	0.37%	0.37%	0.37%
Distribution and Service (12b-1) Fees	0.20%	0.86%	[1]	0.10%	0.00%	0.00%	0.45%	0.60%	0.50%	0.25%	0.00%	0.00%
Other Expenses (as a percentage of Assets):	0.14%	0.14%		0.14%	0.07%	0.14%	0.14%	0.14%	0.14%	0.14%	0.14%	0.07%
Expenses (as a percentage of Assets)	0.71%	1.37%		0.61%	0.44%	0.51%	0.96%	1.11%	1.01%	0.76%	0.51%	0.44%
[1]

The 12b-1 fee the Fund will pay on Class C shares will be a blended rate calculated based on (i) 1.00% of the Fund’s average daily net assets attributable to shares held for less than one year and (ii) 0.80% of the Fund’s average daily net assets attributable to shares held for one year or more. All Class C shareholders of the Fund will bear 12b-1 fees at the same rate.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Class C shares automatically convert to Class A shares after eight years. The expense example for Class C shares for the ten-year period reflects the conversion to Class A shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	If Shares Are Redeemed
Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - Lord Abbett Income Fund - USD ($)	Class A Shares	Class C Shares	Class F Shares	Class F3 Shares	Class I Shares	Class P Shares	Class R2 Shares	Class R3 Shares	Class R4 Shares	Class R5 Shares	Class R6 Shares
Expense Example, with Redemption, 1 Year	$ 296	$ 239	$ 62	$ 45	$ 52	$ 98	$ 113	$ 103	$ 78	$ 52	$ 45
Expense Example, with Redemption, 3 Years	447	434	195	141	164	306	353	322	243	164	141
Expense Example, with Redemption, 5 Years	611	750	340	246	285	531	612	558	422	285	246
Expense Example, with Redemption, 10 Years	$ 1,088	$ 1,466	$ 762	$ 555	$ 640	$ 1,178	$ 1,352	$ 1,236	$ 942	$ 640	$ 555

Expense Example, No Redemption, By Year, Caption [Text]	If Shares Are Not Redeemed
Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - Lord Abbett Income Fund - USD ($)	Class A Shares	Class C Shares	Class F Shares	Class F3 Shares	Class I Shares	Class P Shares	Class R2 Shares	Class R3 Shares	Class R4 Shares	Class R5 Shares	Class R6 Shares
Expense Example, No Redemption, 1 Year	$ 296	$ 139	$ 62	$ 45	$ 52	$ 98	$ 113	$ 103	$ 78	$ 52	$ 45
Expense Example, No Redemption, 3 Years	447	434	195	141	164	306	353	322	243	164	141
Expense Example, No Redemption, 5 Years	611	750	340	246	285	531	612	558	422	285	246
Expense Example, No Redemption, 10 Years	$ 1,088	$ 1,466	$ 762	$ 555	$ 640	$ 1,178	$ 1,352	$ 1,236	$ 942	$ 640	$ 555

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 243% of the average value of its portfolio.
Portfolio Turnover, Rate	243.00%
Lord Abbett Inflation Focused Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	FEES AND EXPENSES
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $100,000 in the Lord Abbett Family of Funds. More information about these and other discounts is available from your financial intermediary and in “Sales Charge Reductions and Waivers” on page 292 of the prospectus, Appendix A to the prospectus, titled “Intermediary-Specific Sales Charge Reductions and Waivers,” and “Purchases, Redemptions, Pricing, and Payments to Dealers” on page 9-1 of Part II of the statement of additional information (“SAI”).

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $100,000 in the Lord Abbett Family of Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 100,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Prospectus Summary - Lord Abbett Inflation Focused Fund		Class A Shares		Class C Shares		Class F Shares	Class F3 Shares	Class I Shares	Class R2 Shares	Class R3 Shares	Class R4 Shares	Class R5 Shares	Class R6 Shares
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	[1]	2.25%		0.00%		0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	[1]	0.00%	[2]	1.00%	[3]	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
[1]

A shareholder transacting in share classes without a front-end sales charge may be required to pay a commission to its financial intermediary. Please contact your financial intermediary for more information about whether such a commission may apply to your transaction.

[2]

A contingent deferred sales charge (“CDSC”) of 1.00% may be assessed on certain Class A shares purchased or acquired without a sales charge if they are redeemed before the first day of the month in which the one-year anniversary of the purchase falls.

[3]	A CDSC of 1.00% may be assessed on Class C shares if they are redeemed before the first anniversary of their purchase.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - Lord Abbett Inflation Focused Fund	Class A Shares	Class C Shares		Class F Shares	Class F3 Shares	Class I Shares	Class R2 Shares	Class R3 Shares	Class R4 Shares	Class R5 Shares	Class R6 Shares
Management Fees (as a percentage of Assets)	0.30%	0.30%		0.30%	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%
Distribution and Service (12b-1) Fees	0.20%	0.80%	[1]	0.10%	0.00%	0.00%	0.60%	0.50%	0.25%	0.00%	0.00%
Other Expenses (as a percentage of Assets):	0.24%	0.24%		0.24%	0.14%	0.24%	0.24%	0.24%	0.24%	0.24%	0.14%
Expenses (as a percentage of Assets)	0.74%	1.34%		0.64%	0.44%	0.54%	1.14%	1.04%	0.79%	0.54%	0.44%
[1]

The 12b-1 fee the Fund will pay on Class C shares will be a blended rate calculated based on (i) 1.00% of the Fund’s average daily net assets attributable to shares held for less than one year and (ii) 0.80% of the Fund’s average daily net assets attributable to shares held for one year or more. All Class C shareholders of the Fund will bear 12b-1 fees at the same rate.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Class C shares automatically convert to Class A shares after eight years. The expense example for Class C shares for the ten-year period reflects the conversion to Class A shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	If Shares Are Redeemed
Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - Lord Abbett Inflation Focused Fund - USD ($)	Class A Shares	Class C Shares	Class F Shares	Class F3 Shares	Class I Shares	Class R2 Shares	Class R3 Shares	Class R4 Shares	Class R5 Shares	Class R6 Shares
Expense Example, with Redemption, 1 Year	$ 299	$ 236	$ 65	$ 45	$ 55	$ 116	$ 106	$ 81	$ 55	$ 45
Expense Example, with Redemption, 3 Years	456	425	205	141	173	362	331	252	173	141
Expense Example, with Redemption, 5 Years	627	734	357	246	302	628	574	439	302	246
Expense Example, with Redemption, 10 Years	$ 1,123	$ 1,448	$ 798	$ 555	$ 677	$ 1,386	$ 1,271	$ 978	$ 677	$ 555

Expense Example, No Redemption, By Year, Caption [Text]	If Shares Are Not Redeemed
Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - Lord Abbett Inflation Focused Fund - USD ($)	Class A Shares	Class C Shares	Class F Shares	Class F3 Shares	Class I Shares	Class R2 Shares	Class R3 Shares	Class R4 Shares	Class R5 Shares	Class R6 Shares
Expense Example, No Redemption, 1 Year	$ 299	$ 136	$ 65	$ 45	$ 55	$ 116	$ 106	$ 81	$ 55	$ 45
Expense Example, No Redemption, 3 Years	456	425	205	141	173	362	331	252	173	141
Expense Example, No Redemption, 5 Years	627	734	357	246	302	628	574	439	302	246
Expense Example, No Redemption, 10 Years	$ 1,123	$ 1,448	$ 798	$ 555	$ 677	$ 1,386	$ 1,271	$ 978	$ 677	$ 555

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 175% of the average value of its portfolio.
Portfolio Turnover, Rate	175.00%
Lord Abbett Short Duration Core Bond Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	FEES AND EXPENSES
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $100,000 in the Lord Abbett Family of Funds. More information about these and other discounts is available from your financial intermediary and in “Sales Charge Reductions and Waivers” on page 292 of the prospectus, Appendix A to the prospectus, titled “Intermediary-Specific Sales Charge Reductions and Waivers,” and “Purchases, Redemptions, Pricing, and Payments to Dealers” on page 9-1 of Part II of the statement of additional information (“SAI”).

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $100,000 in the Lord Abbett Family of Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 100,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Prospectus Summary - Lord Abbett Short Duration Core Bond Fund		Class A Shares		Class C Shares		Class F Shares	Class F3 Shares	Class I Shares	Class R2 Shares	Class R3 Shares	Class R4 Shares	Class R5 Shares	Class R6 Shares
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	[1]	2.25%		0.00%		0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	[1]	0.00%	[2]	1.00%	[3]	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
[1]

A shareholder transacting in share classes without a front-end sales charge may be required to pay a commission to its financial intermediary. Please contact your financial intermediary for more information about whether such a commission may apply to your transaction.

[2]

A contingent deferred sales charge (“CDSC”) of 1.00% may be assessed on certain Class A shares purchased or acquired without a sales charge if they are redeemed before the first day of the month in which the one-year anniversary of the purchase falls.

[3]	A CDSC of 1.00% may be assessed on Class C shares if they are redeemed before the first anniversary of their purchase.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - Lord Abbett Short Duration Core Bond Fund		Class A Shares	Class C Shares		Class F Shares	Class F3 Shares	Class I Shares	Class R2 Shares	Class R3 Shares	Class R4 Shares	Class R5 Shares		Class R6 Shares
Management Fees (as a percentage of Assets)		0.30%	0.30%		0.30%	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%		0.30%
Distribution and Service (12b-1) Fees		0.20%	0.88%	[1]	0.10%	0.00%	0.00%	0.60%	0.50%	0.25%	0.00%		0.00%
Other Expenses (as a percentage of Assets):		0.21%	0.21%		0.21%	0.12%	0.21%	0.21%	0.21%	0.21%	0.21%		0.12%
Expenses (as a percentage of Assets)		0.71%	1.39%		0.61%	0.42%	0.51%	1.11%	1.01%	0.76%	0.51%	[2]	0.42%
Fee Waiver or Reimbursement	[3]	(0.11%)	(0.11%)		(0.11%)	(0.11%)	(0.11%)	(0.11%)	(0.11%)	(0.11%)	(0.11%)		(0.11%)
Net Expenses (as a percentage of Assets)	[3]	0.60%	1.28%		0.50%	0.31%	0.40%	1.00%	0.90%	0.65%	0.40%		0.31%
Fee Waiver or Reimbursement over Assets, Date of Termination		March 31, 2027	March 31, 2027		March 31, 2027	March 31, 2027	March 31, 2027	March 31, 2027	March 31, 2027	March 31, 2027	March 31, 2027		March 31, 2027
[1]

The 12b-1 fee the Fund will pay on Class C shares will be a blended rate calculated based on (i) 1.00% of the Fund’s average daily net assets attributable to shares held for less than one year and (ii) 0.80% of the Fund’s average daily net assets attributable to shares held for one year or more. All Class C shareholders of the Fund will bear 12b-1 fees at the same rate.

[2]	These amounts have been updated from fiscal year amounts to reflect current fees and expenses.
[3]

For the period from April 1, 2026 through March 31, 2027, Lord, Abbett & Co. LLC (“Lord Abbett”) has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total net annual operating expenses, excluding any applicable 12b-1 fees, acquired fund fees and expenses, interest-related expenses, taxes, expenses related to litigation and potential litigation, and extraordinary expenses, to an annual rate of 0.31% for each of Class F3 and R6 shares and to an annual rate of 0.40% for each other class. This agreement may be terminated only by the Fund’s Board of Trustees.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, giving effect to the fee waiver and expense reimbursement arrangement described above. Class C shares automatically convert to Class A shares after eight years. The expense example for Class C shares for the ten-year period reflects the conversion to Class A shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	If Shares Are Redeemed
Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - Lord Abbett Short Duration Core Bond Fund - USD ($)	Class A Shares	Class C Shares	Class F Shares	Class F3 Shares	Class I Shares	Class R2 Shares	Class R3 Shares	Class R4 Shares	Class R5 Shares	Class R6 Shares
Expense Example, with Redemption, 1 Year	$ 285	$ 230	$ 51	$ 32	$ 41	$ 102	$ 92	$ 66	$ 41	$ 32
Expense Example, with Redemption, 3 Years	436	429	184	124	152	342	311	232	152	124
Expense Example, with Redemption, 5 Years	601	750	329	224	274	601	547	412	274	224
Expense Example, with Redemption, 10 Years	$ 1,078	$ 1,473	$ 752	$ 519	$ 630	$ 1,342	$ 1,226	$ 932	$ 630	$ 519

Expense Example, No Redemption, By Year, Caption [Text]	If Shares Are Not Redeemed
Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - Lord Abbett Short Duration Core Bond Fund - USD ($)	Class A Shares	Class C Shares	Class F Shares	Class F3 Shares	Class I Shares	Class R2 Shares	Class R3 Shares	Class R4 Shares	Class R5 Shares	Class R6 Shares
Expense Example, No Redemption, 1 Year	$ 285	$ 130	$ 51	$ 32	$ 41	$ 102	$ 92	$ 66	$ 41	$ 32
Expense Example, No Redemption, 3 Years	436	429	184	124	152	342	311	232	152	124
Expense Example, No Redemption, 5 Years	601	750	329	224	274	601	547	412	274	224
Expense Example, No Redemption, 10 Years	$ 1,078	$ 1,473	$ 752	$ 519	$ 630	$ 1,342	$ 1,226	$ 932	$ 630	$ 519

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 134% of the average value of its portfolio.
Portfolio Turnover, Rate	134.00%
Lord Abbett Short Duration Core Bond Fund | Class R5 Shares
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	These amounts have been updated from fiscal year amounts to reflect current fees and expenses.
Lord Abbett Short Duration Income Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	FEES AND EXPENSES
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $100,000 in the Lord Abbett Family of Funds. More information about these and other discounts is available from your financial intermediary and in “Sales Charge Reductions and Waivers” on page 292 of the prospectus, Appendix A to the prospectus, titled “Intermediary-Specific Sales Charge Reductions and Waivers,” and “Purchases, Redemptions, Pricing, and Payments to Dealers” on page 9-1 of Part II of the statement of additional information (“SAI”).

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $100,000 in the Lord Abbett Family of Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 100,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Prospectus Summary - Lord Abbett Short Duration Income Fund		Class A Shares		Class C Shares		Class F Shares	Class F3 Shares	Class I Shares	Class P Shares	Class R2 Shares	Class R3 Shares	Class R4 Shares	Class R5 Shares	Class R6 Shares
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	[1]	2.25%		0.00%		0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	[1]	0.00%	[2]	1.00%	[3]	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
[1]

A shareholder transacting in share classes without a front-end sales charge may be required to pay a commission to its financial intermediary. Please contact your financial intermediary for more information about whether such a commission may apply to your transaction.

[2]

A contingent deferred sales charge (“CDSC”) of 1.00% may be assessed on certain Class A shares purchased or acquired without a sales charge if they are redeemed before the first day of the month in which the one-year anniversary of the purchase falls.

[3]	A CDSC of 1.00% may be assessed on Class C shares if they are redeemed before the first anniversary of their purchase.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - Lord Abbett Short Duration Income Fund	Class A Shares	Class C Shares		Class F Shares	Class F3 Shares	Class I Shares	Class P Shares	Class R2 Shares	Class R3 Shares	Class R4 Shares	Class R5 Shares	Class R6 Shares
Management Fees (as a percentage of Assets)	0.25%	0.25%		0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Distribution and Service (12b-1) Fees	0.20%	0.83%	[1]	0.10%	0.00%	0.00%	0.45%	0.60%	0.50%	0.25%	0.00%	0.00%
Other Expenses (as a percentage of Assets):	0.14%	0.14%		0.14%	0.07%	0.14%	0.14%	0.14%	0.14%	0.14%	0.14%	0.07%
Expenses (as a percentage of Assets)	0.59%	1.22%		0.49%	0.32%	0.39%	0.84%	0.99%	0.89%	0.64%	0.39%	0.32%
[1]

The 12b-1 fee the Fund will pay on Class C shares will be a blended rate calculated based on (i) 1.00% of the Fund’s average daily net assets attributable to shares held for less than one year and (ii) 0.80% of the Fund’s average daily net assets attributable to shares held for one year or more. All Class C shareholders of the Fund will bear 12b-1 fees at the same rate.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Class C shares automatically convert to Class A shares after eight years. The expense example for Class C shares for the ten-year period reflects the conversion to Class A shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	If Shares Are Redeemed
Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - Lord Abbett Short Duration Income Fund - USD ($)	Class A Shares	Class C Shares	Class F Shares	Class F3 Shares	Class I Shares	Class P Shares	Class R2 Shares	Class R3 Shares	Class R4 Shares	Class R5 Shares	Class R6 Shares
Expense Example, with Redemption, 1 Year	$ 284	$ 224	$ 50	$ 33	$ 40	$ 86	$ 101	$ 91	$ 65	$ 40	$ 33
Expense Example, with Redemption, 3 Years	410	387	157	103	125	268	315	284	205	125	103
Expense Example, with Redemption, 5 Years	547	670	274	180	219	466	547	493	357	219	180
Expense Example, with Redemption, 10 Years	$ 946	$ 1,302	$ 616	$ 406	$ 493	$ 1,037	$ 1,213	$ 1,096	$ 798	$ 493	$ 406

Expense Example, No Redemption, By Year, Caption [Text]	If Shares Are Not Redeemed
Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - Lord Abbett Short Duration Income Fund - USD ($)	Class A Shares	Class C Shares	Class F Shares	Class F3 Shares	Class I Shares	Class P Shares	Class R2 Shares	Class R3 Shares	Class R4 Shares	Class R5 Shares	Class R6 Shares
Expense Example, No Redemption, 1 Year	$ 284	$ 124	$ 50	$ 33	$ 40	$ 86	$ 101	$ 91	$ 65	$ 40	$ 33
Expense Example, No Redemption, 3 Years	410	387	157	103	125	268	315	284	205	125	103
Expense Example, No Redemption, 5 Years	547	670	274	180	219	466	547	493	357	219	180
Expense Example, No Redemption, 10 Years	$ 946	$ 1,302	$ 616	$ 406	$ 493	$ 1,037	$ 1,213	$ 1,096	$ 798	$ 493	$ 406

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 161% of the average value of its portfolio.
Portfolio Turnover, Rate	161.00%
Lord Abbett Total Return Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	FEES AND EXPENSES
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $100,000 in the Lord Abbett Family of Funds. More information about these and other discounts is available from your financial intermediary and in “Sales Charge Reductions and Waivers” on page 292 of the prospectus, Appendix A to the prospectus, titled “Intermediary-Specific Sales Charge Reductions and Waivers,” and “Purchases, Redemptions, Pricing, and Payments to Dealers” on page 9-1 of Part II of the statement of additional information (“SAI”).

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $100,000 in the Lord Abbett Family of Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 100,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Prospectus Summary - Lord Abbett Total Return Fund		Class A Shares		Class C Shares		Class F Shares	Class F3 Shares	Class I Shares	Class P Shares	Class R2 Shares	Class R3 Shares	Class R4 Shares	Class R5 Shares	Class R6 Shares
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	[1]	2.25%		0.00%		0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	[1]	0.00%	[2]	1.00%	[3]	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
[1]

A shareholder transacting in share classes without a front-end sales charge may be required to pay a commission to its financial intermediary. Please contact your financial intermediary for more information about whether such a commission may apply to your transaction.

[2]

A contingent deferred sales charge (“CDSC”) of 1.00% may be assessed on certain Class A shares purchased or acquired without a sales charge if they are redeemed before the first day of the month in which the one-year anniversary of the purchase falls.

[3]	A CDSC of 1.00% may be assessed on Class C shares if they are redeemed before the first anniversary of their purchase.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - Lord Abbett Total Return Fund	Class A Shares	Class C Shares		Class F Shares	Class F3 Shares	Class I Shares		Class P Shares	Class R2 Shares	Class R3 Shares	Class R4 Shares	Class R5 Shares	Class R6 Shares
Management Fees (as a percentage of Assets)	0.28%	0.28%		0.28%	0.28%	0.28%		0.28%	0.28%	0.28%	0.28%	0.28%	0.28%
Distribution and Service (12b-1) Fees	0.20%	0.84%	[1]	0.10%	0.00%	0.00%		0.45%	0.60%	0.50%	0.25%	0.00%	0.00%
Other Expenses (as a percentage of Assets):	0.17%	0.17%		0.17%	0.08%	0.17%		0.17%	0.17%	0.17%	0.17%	0.17%	0.08%
Expenses (as a percentage of Assets)	0.65%	1.29%		0.55%	0.36%	0.45%		0.90%	1.05%	0.95%	0.70%	0.45%	0.36%
Fee Waiver or Reimbursement	0.00%	0.00%		0.00%	0.00%	(0.04%)	[2]	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Net Expenses (as a percentage of Assets)	0.65%	1.29%		0.55%	0.36%	0.41%		0.90%	1.05%	0.95%	0.70%	0.45%	0.36%
Fee Waiver or Reimbursement over Assets, Date of Termination						March 31, 2027
[1]

The 12b-1 fee the Fund will pay on Class C shares will be a blended rate calculated based on (i) 1.00% of the Fund’s average daily net assets attributable to shares held for less than one year and (ii) 0.80% of the Fund’s average daily net assets attributable to shares held for one year or more. All Class C shareholders of the Fund will bear 12b-1 fees at the same rate.

[2]

For the period from April 1, 2026 through March 31, 2027, Lord, Abbett & Co. LLC (“Lord Abbett”) has contractually agreed to waive the Fund’s Class I shareholder servicing expenses at the annual rate of 0.04% of the Fund’s average daily net assets. This agreement may be terminated only by the Fund’s Board of Trustees.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, giving effect to the fee waiver and expense reimbursement arrangement described above. Class C shares automatically convert to Class A shares after eight years. The expense example for Class C shares for the ten-year period reflects the conversion to Class A shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	If Shares Are Redeemed
Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - Lord Abbett Total Return Fund - USD ($)	Class A Shares	Class C Shares	Class F Shares	Class F3 Shares	Class I Shares	Class P Shares	Class R2 Shares	Class R3 Shares	Class R4 Shares	Class R5 Shares	Class R6 Shares
Expense Example, with Redemption, 1 Year	$ 290	$ 231	$ 56	$ 37	$ 42	$ 92	$ 107	$ 97	$ 72	$ 46	$ 37
Expense Example, with Redemption, 3 Years	428	409	176	116	140	287	334	303	224	144	116
Expense Example, with Redemption, 5 Years	579	708	307	202	248	498	579	525	390	252	202
Expense Example, with Redemption, 10 Years	$ 1,017	$ 1,380	$ 689	$ 456	$ 563	$ 1,108	$ 1,283	$ 1,166	$ 871	$ 567	$ 456

Expense Example, No Redemption, By Year, Caption [Text]	If Shares Are Not Redeemed
Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - Lord Abbett Total Return Fund - USD ($)	Class A Shares	Class C Shares	Class F Shares	Class F3 Shares	Class I Shares	Class P Shares	Class R2 Shares	Class R3 Shares	Class R4 Shares	Class R5 Shares	Class R6 Shares
Expense Example, No Redemption, 1 Year	$ 290	$ 131	$ 56	$ 37	$ 42	$ 92	$ 107	$ 97	$ 72	$ 46	$ 37
Expense Example, No Redemption, 3 Years	428	409	176	116	140	287	334	303	224	144	116
Expense Example, No Redemption, 5 Years	579	708	307	202	248	498	579	525	390	252	202
Expense Example, No Redemption, 10 Years	$ 1,017	$ 1,380	$ 689	$ 456	$ 563	$ 1,108	$ 1,283	$ 1,166	$ 871	$ 567	$ 456

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 429% of the average value of its portfolio.
Portfolio Turnover, Rate	429.00%